Income Taxes (Status Of Years Under Audit Or Open To Examination By Major Tax Jurisdiction) (Details)	12 Months Ended
Mar. 31, 2012
Domestic, Japan [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2011 and forward
United States - Federal [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2007 and forward
United States - California [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2005 and forward
United States - New York [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2001 and forward
United States - New York City [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2001 and forward